Schedule of Investments (unaudited) January 31, 2020	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Lockheed Martin Corp.	521,934	$223,450,384

Automobiles — 3.8%
Ford Motor Co.	44,384,673	391,472,816
General Motors Co.	5,541,929	185,045,009
Harley-Davidson Inc.	3,340,365	111,568,191

		688,086,016

Banks — 6.6%
Bank of Hawaii Corp.	886,970	79,472,512
FNB Corp.	7,049,951	82,272,928
Huntington Bancshares Inc./OH	15,418,248	209,225,625
KeyCorp	12,667,372	237,006,530
PacWest Bancorp.	2,613,286	91,595,674
People’s United Financial Inc.	8,128,894	125,347,546
Truist Financial Corp.	3,496,378	180,308,214
Trustmark Corp.	1,436,626	45,943,300
United Bankshares Inc./WV	2,215,254	75,983,212
Valley National Bancorp.	7,056,642	74,306,440

		1,201,461,981

Beverages — 1.4%
Coca-Cola Co. (The)	4,321,885	252,398,084

Capital Markets — 2.4%
Federated Investors Inc., Class B	2,005,699	72,666,475
Invesco Ltd.	8,737,833	151,164,511
Janus Henderson Group PLC	3,597,360	90,905,287
Lazard Ltd., Class A	2,808,578	117,847,933

		432,584,206

Chemicals — 2.9%
CF Industries Holdings Inc.	3,837,191	154,562,054
Huntsman Corp.	4,626,463	95,120,079
LyondellBasell Industries NV, Class A	2,916,783	227,100,724
Olin Corp.	3,741,570	55,637,146

		532,420,003

Containers & Packaging — 4.0%
International Paper Co.	5,284,142	215,170,262
Packaging Corp. of America	1,857,757	177,880,233
Sonoco Products Co.	2,091,144	119,487,968
Westrock Co.	5,277,900	205,838,100

		718,376,563

Distributors — 0.7%
Genuine Parts Co.	1,447,774	135,468,213

Diversified Consumer Services — 0.6%
H&R Block Inc.	4,450,877	103,260,346

Diversified Telecommunication Services — 5.6%
AT&T Inc.	12,240,447	460,485,616
CenturyLink Inc.	22,894,848	312,743,624
Verizon Communications Inc.	4,232,739	251,594,006

		1,024,823,246

Electric Utilities — 16.2%
Alliant Energy Corp.	3,744,396	222,267,347
American Electric Power Co. Inc.	2,262,238	235,770,444
Edison International	3,688,793	282,377,104
Entergy Corp.	2,357,415	310,047,221
Eversource Energy	2,470,445	228,367,936
Exelon Corp.	3,429,850	163,226,561

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	5,098,904	$258,973,334
IDACORP Inc.	1,060,162	118,939,575
NextEra Energy Inc.	790,431	211,993,594
OGE Energy Corp.	4,270,562	195,805,268
Pinnacle West Capital Corp.	1,888,243	184,462,459
PPL Corp.	8,822,528	319,287,288
Xcel Energy Inc.	2,983,700	206,442,203

		2,937,960,334

Electrical Equipment — 2.2%
Eaton Corp. PLC	2,448,109	231,272,857
Emerson Electric Co.	2,364,667	169,381,097

		400,653,954

Energy Equipment & Services — 0.5%
Helmerich & Payne Inc.	2,301,959	93,344,437

Entertainment — 0.4%
Cinemark Holdings Inc.	2,158,576	68,016,730

Food Products — 1.4%
General Mills Inc.	4,945,254	258,241,164

Gas Utilities — 0.4%
New Jersey Resources Corp.	1,855,187	76,656,327

Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants Inc.	1,359,793	158,320,699
McDonald’s Corp.	771,799	165,141,832

		323,462,531

Household Durables — 2.6%
Garmin Ltd.	1,683,240	163,190,118
Leggett & Platt Inc.	2,774,400	132,033,696
Newell Brands Inc.	9,373,326	183,061,057

		478,284,871

Household Products — 1.3%
Kimberly-Clark Corp.	1,690,314	242,120,577

Insurance — 4.3%
Cincinnati Financial Corp.	1,694,362	177,823,292
Old Republic International Corp.	6,090,165	137,333,221
Principal Financial Group Inc.	4,482,934	237,371,355
Prudential Financial Inc.	2,432,390	221,493,433

		774,021,301

IT Services — 2.8%
International Business Machines Corp.	1,847,495	265,540,457
Western Union Co. (The)	9,204,097	247,590,209

		513,130,666

Machinery — 0.8%
Caterpillar Inc.	1,034,055	135,823,124

Media — 1.2%
Interpublic Group of Companies Inc. (The)	8,173,656	185,541,991
Meredith Corp.	848,486	25,497,004

		211,038,995

Multi-Utilities — 10.7%
Avista Corp.	1,398,469	71,112,149
Black Hills Corp.	1,121,381	93,108,264
CenterPoint Energy Inc.	7,055,971	186,842,112
CMS Energy Corp.	2,897,518	198,508,958
Dominion Energy Inc.	3,636,087	311,794,460
DTE Energy Co.	1,391,464	184,522,041

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	6,097,171	$178,708,082
NorthWestern Corp.	1,049,614	80,788,790
Public Service Enterprise Group Inc.	3,007,788	178,061,050
Sempra Energy	1,478,533	237,511,541
WEC Energy Group Inc.	2,250,878	224,840,203

		1,945,797,650

Multiline Retail — 2.8%
Kohl’s Corp.	2,872,366	122,793,646
Macy’s Inc.	6,689,905	106,703,985
Target Corp.	2,550,976	282,495,082

		511,992,713

Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	1,793,678	192,174,661
Exxon Mobil Corp.	2,913,983	181,016,624
HollyFrontier Corp.	2,837,785	127,473,302
Occidental Petroleum Corp.	3,966,440	157,546,997
ONEOK Inc.	4,554,173	340,970,933
Valero Energy Corp.	3,020,204	254,633,399

		1,253,815,916

Paper & Forest Products — 0.3%
Domtar Corp.	1,332,461	46,396,292

Personal Products — 0.2%
Nu Skin Enterprises Inc., Class A	1,215,305	39,606,790

Pharmaceuticals — 1.8%
Merck & Co. Inc.	1,865,340	159,374,650
Pfizer Inc.	4,417,158	164,494,964

		323,869,614

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	2,501,065	159,893,086
QUALCOMM Inc.	4,718,239	402,512,969

		562,406,055

Specialty Retail — 1.0%
Gap Inc. (The)	4,298,366	74,834,552

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	4,742,039	$109,825,623

		184,660,175

Technology Hardware, Storage & Peripherals — 3.4%
Seagate Technology PLC	5,530,945	315,208,556
Western Digital Corp.	4,599,442	301,263,451

		616,472,007

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp. Inc.	10,454,744	115,629,469

Tobacco — 3.2%
Altria Group Inc.	6,216,634	295,476,614
Philip Morris International Inc.	3,355,018	277,459,989

		572,936,603

Trading Companies & Distributors — 0.7%
Watsco Inc.	678,627	118,026,808

Total Common Stocks — 99.8% (Cost: $16,123,649,266)		18,116,694,145

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	49,200,000	49,200,000

Total Short-Term Investments — 0.3% (Cost: $49,200,000)		49,200,000

Total Investments in Securities — 100.1% (Cost: $16,172,849,266)		18,165,894,145

Other Assets, Less Liabilities — (0.1)%		(16,458,771)

Net Assets — 100.0%		$18,149,435,374

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	51,657,220	(2,457,220)	49,200,000	$49,200,000	$508,072	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	185	03/20/20	$29,822	$(396,313)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Select Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,116,694,145	$—	$—	$18,116,694,145
Money Market Funds	49,200,000	—	—	49,200,000

	$18,165,894,145	$—	$—	$18,165,894,145

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(396,313)	$—	$—	$(396,313)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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